Share based compensation reserve (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long-term incentive initiatives, the Company awards performance share awards and restricted share awards to the management team. The Awards active during the current and prior reporting periods are detailed below.

As at June 30, 2026:

	2023 Award	2024 Award	2025 Award	2026 Award	Other Awards	Total
Number of awards outstanding at January 1, 2026	777,155	873,507	1,044,488	—	589,991	3,285,141
New awards granted in the period	—	—	—	1,157,028	56,000	1,213,028
Forfeitures in the period	(777,155)	(79,852)	(210,240)	(74,887)	(21,167)	(1,163,301)
Awards vested and issued in period	—	—	—	—	(49,000)	(49,000)
Number of awards outstanding at June 30, 2026	—	793,655	834,248	1,082,141	575,824	3,285,868

Summary of Management Share Award Inputs and Assumptions	are as follows:

	2024 Award	2025 Award	2026 Award
Grant date share price and fair value of share award	$16.95	$18.90	$9.55
Exercise price	$—	$—	$—
Remaining contractual life of performance share award	0.5 years	1.7 years	2.7 years
Remaining contractual life of restricted share award	0.5 years	1.7 years	2.7 years

Schedule of Reserves within Equity
Share based compensation reserve

	2026	2025
	€m	€m
Balance as of January 1	16.9	26.2
Non-Executive Directors' restricted share awards charge	0.4	0.3
Directors' and Senior Management share awards (credit)/charge	(3.3)	3.8
Shares issued upon vesting of awards	(0.8)	(12.2)
Reclassification of awards for settlement of tax liabilities	(0.4)	(4.9)
Balance as of June 30	12.8	13.2